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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 -------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 -------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

    /s/  Jerome Pfund,
  Chief Executive Officer,       Montreal, Quebec, Canada,     August 7, 2007
-------------------------------  -------------------------     --------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total:      $2,334,815
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

          ITEM 1               ITEM 2    ITEM 3    ITEM 4         ITEM 5             ITEM 6     ITEM 7            ITEM 8
---------------------------- ---------- --------- -------- ---------------------- ------------ ------- --------- --------- -------
                              TITLE OF             VALUE    SH/PRN    SH/   PUT/    INVSTMT     OTHER
NAME OF ISSUER                CLASS       CUSIP    (x1000)  AMOUNT    PRN   CALL    DISCRTN      MGRS    SOLE     SHARED     NONE
ACHILLION PHARMA               COMMON   00448Q201    1,246   208,381  SH              SOLE                     0   185,581  22,800
ALEXION PHARM INC              COMMON   015351109  117,653 2,611,040  SH              SOLE               244,270 2,050,000 316,770
ALKERMES INC                   COMMON   01642T108   11,197   766,940  SH              SOLE               220,240   382,700 164,000
ALLERGAN INC                   COMMON   018490102   15,419   267,500  SH              SOLE                46,740   214,000   6,760
ALNYLAM PHARMACUETCL           COMMON   02043Q107   20,356 1,340,061  SH              SOLE                87,514 1,149,188 103,359
AMGEN INC                      COMMON   031162100  140,343 2,538,316  SH              SOLE               170,816 2,095,000 272,500
AMYLIN PHARM INC               COMMON   032346108  119,172 2,895,346  SH              SOLE               134,879 2,492,296 268,171
BARR PHARMACEUTICALS           COMMON   068306109   14,629   291,246  SH              SOLE                84,246   186,000  21,000
BIOGEN IDEC INC                COMMON   09062X103  103,246 1,929,841  SH              SOLE               107,670 1,660,000 162,171
BOSTON SCIENTIFIC              COMMON   101137107    3,744   244,090  SH              SOLE               141,090         0 103,000
BRISTOL MYERS SQUIBB           COMMON   110122108    8,980   284,542  SH              SOLE               159,542         0 125,000
CARDIOME PHARMA CORP           COMMON   14159U202   41,235 4,477,245  SH              SOLE               680,255 3,306,943 490,047
CELGENE CORP                   COMMON   151020104  169,292 2,952,944  SH              SOLE               121,579 2,576,865 254,500
CEPHALON INC                   COMMON   156708109    8,200   102,000  SH              SOLE                     0   102,000       0
CONJUCHEM BIOTECH              COMMON   207347105      699 2,036,000  SH              SOLE             2,036,000         0       0
CUBIST PHARMACEUT              COMMON   229678107   31,247 1,585,354  SH              SOLE                     0 1,477,354 108,000
CV THERAPEUTICS INC            COMMON   126667104   60,792 4,601,939  SH              SOLE               555,147 3,550,429 496,363
DR REDDYS LABS LTD             ADR      256135203    4,148   257,000  SH              SOLE                     0   257,000       0
DYNAVAX TECHNOLOGIS            COMMON   268158102   20,653 4,976,742  SH              SOLE             1,324,455 2,688,927 963,360
ELI LILLY & CO                 COMMON   532457108   31,559   564,770  SH              SOLE               323,224         0 241,546
ENDO PHARM HLDGS INC           COMMON   29264F205   12,665   370,000  SH              SOLE                     0   370,000       0
FOREST LABS INC                COMMON   345838106    8,445   185,000  SH              SOLE                     0   185,000       0
GENZYME CORP                   COMMON   372917104  185,631 2,882,468  SH              SOLE               194,044 2,399,695 288,729
GILEAD SCIENCES INC            COMMON   375558103  180,316 4,647,327  SH              SOLE               317,227 3,844,200 485,900
HUMAN GENOME SCI               COMMON   444903108   51,248 5,745,277  SH              SOLE               509,150 4,596,559 639,568
ILLUMINA INC                   COMMON   452327109   95,854 2,361,526  SH              SOLE                67,280 2,128,140 166,106
IMCLONE SYSTEMS INC            COMMON   45245W109   89,431 2,529,156  SH              SOLE                39,056 2,310,000 180,100
INTERMUNE INC                  COMMON   45884X103   77,225 2,977,044  SH              SOLE                54,146 2,717,452 205,446
INTUITIVE SURGIC INC           COMMON   46120E602   11,385    82,039  SH              SOLE                47,039        0   35,000
INVITROGEN CORP                COMMON   46185R100   83,298 1,129,466  SH              SOLE                     0 1,051,466  78,000
K V PHARMACEUTICAL             CL A     482740206    2,732   100,300  SH              SOLE                     0  100,300        0
KERYX BIOPHARMACEUT            COMMON   492515101   21,634 2,214,343  SH              SOLE                     0 2,058,543 155,800
LABOPHARM INC                  COMMON   504905100    6,632 2,310,959  SH              SOLE               795,959   971,400 543,600
MEDAREX INC                    COMMON   583916101   37,986 2,658,210  SH              SOLE                     0 2,476,210 182,000
MEDICINES CO                   COMMON   584688105   39,092 2,218,600  SH              SOLE                     0 2,073,200 145,400
MEDTRONIC INC                  COMMON   585055106   11,451   220,813  SH              SOLE               125,813         0  95,000
MILLENNIUM PHARMA              COMMON   599902103   29,156 2,758,379  SH              SOLE                     0 2,576,079 182,300
MOMENTA PHARMACEUTIC           COMMON   60877T100   18,939 1,878,846  SH              SOLE               793,833   608,757 476,256
MYRIAD GENETICS INC            COMMON   62855J104   53,891 1,449,078  SH              SOLE               148,751 1,135,000 165,327
NEKTAR THERAPEUTICS            COMMON   640268108   17,298 1,822,753  SH              SOLE               142,557 1,566,000 114,196
NOVARTIS AG                    SP ADR   66987V109   18,198   324,560  SH              SOLE               324,560         0       0
NOVO-NORDISK AS                ADR      670100205    4,251    39,120  SH              SOLE                39,120         0       0
ONYX PHARMACEUTICALS           COMMON   683399109   87,043 3,235,812  SH              SOLE                     0 3,007,812 228,000
PFIZER INC                     COMMON   717081103   27,311 1,068,104  SH              SOLE               602,404         0 465,700
PHARMION CORP                  COMMON   71715B409   34,462 1,190,405  SH              SOLE                     0 1,111,105  79,300
PROGENICS PHARMACEUT           COMMON   743187106   64,616 2,995,621  SH              SOLE               428,299 2,166,021 401,301

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
SAVIENT PHARMA                 COMMON   80517Q100   11,610   934,762  SH              SOLE               440,154   267,000 227,608
SCHERING PLOUGH CORP           COMMON   806605101   16,590   545,009  SH              SOLE               295,009         0 250,000
SHIRE PLC                      SP ADR   82481R106   12,528   169,000  SH              SOLE                     0   169,000       0
TEVA PHARMACEUTICAL            ADR      881624209   23,711   574,812  SH              SOLE               206,812   315,000  53,000
THORATEC LABS CORP             COMMON   885175307    7,437   404,390  SH              SOLE               236,390         0 168,000
VERTEX PHARMACEUTICL           COMMON   92532F100   24,633   862,500  SH              SOLE                     0   800,000  62,500
WYETH                          COMMON   983024100   16,966   295,890  SH              SOLE               174,890         0 121,000
ZYMOGENETICS INC               COMMON   98985T109   27,340 1,871,300  SH              SOLE                     0 1,741,300 130,000